FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

1.  NAME AND ADDRESS OF ISSUER:  IDEX FUND 3
                                 201 HIGHLAND AVENUE
                                 LARGO, FL 34640

2.  NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:
       IDEX FUND 3

3.  INVESTMENT COMPANY ACT FILE NUMBER:  811-5000
    SECURITES ACT FILE NUMBER:  33-11805

4.  LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:  10/31/95

5. IS THIS NOTICE BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER
THE
    CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2
    DECLARATION:  NO

6.  IF YES, DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-
2(A)(1),
    IF APPLICABLE (SEE INSTRUCTION A.6):  N/A

7.  NUMBER AND AMOUNT OF SECURITIES IF THE SAME CLASS OR SERIES WHICH HAD
BEEN
    REGISTERED UNDER THE SECURITES ACT OF 1933 OTHER THAN PURSUANT TO RULE
24F-2
    IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF
THE
    FISCAL YEAR:  $0

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24F-2: $0

9.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
    YEAR:  244,364 and $3,892,232

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
YEAR
    IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:  244,364 and
    $3,892,232

11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7): 144,132 and $2,032,542

12. CALCULATION OF REGISTRATION FEE:
    (I) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE ON RULE 24F-2 (FROM ITEM 10): $3,892,232

    (II) AGGREGATE PRICE OF SHARES ISSUED IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS (FROM ITEM 11, IF APPLICABLE): $2,032,542

    (III) AGGREGATE PRICE OF SHARES REDEEMED OR REPURCHASED DURING THE
FISCAL
          YEAR (IF APPLICABLE):  $34,762,134

    (IV) AGGREGATE PRICE OF SHARES REDEEMED OR REPURCHASED AND PREVIOUSLY APPLIED AS A REDUCTION TO FILING FEES PURSUANT TO RULE 24E-2 (IF APPLICABLE): N/A

    (V)   NET AGGREGATE PRICE OF SECURITIES SOLD AND ISSUED DURING THE
FISCAL
          YEAR IN RELIANCE ON RULE 24F-2 [LINE (I), PLUS LINE (II), LESS
LINE
          (III), PLUS LINE (IV)] (IF APPLICABLE):  ($28,837,360)

    (VI)  MULTIPLIER PRESCRIBED BY SECTION 6(B) OF THE SECURITIES ACT OF
1933 OR
          OTHER APPLICABLE LAW ORE REGULATION (SEE INSTRUCTION C.6):
1/2900

    (VII) FEE DUE [LINE (I) OR LINE (V) MULTIPLIED BY LINE (VI)]:  $0

13. ARE THE FEES BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17CFR 202.3A): NO

    DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S
LOCKBOX
    DEPOSITORY:

THE REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BECKY A. FERRELL
VICE PRESIDENT, SECRETARY AND COUNSEL

DATE:  11/25/95